Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Revenue from fee business	$ 1,153	$ 823	$ 1,510
Revenue from owned, leased and managed lease hotels	237	169	573
System Fund revenues	928	765	1,373
Reimbursement of costs	589	637	1,171
Total revenue	2,907	2,394	4,627
Cost of sales	(486)	(354)	(782)
System Fund expenses	(939)	(867)	(1,422)
Reimbursed costs	(589)	(637)	(1,171)
Administrative expenses	(300)	(267)	(385)
Share of losses of associates and joint ventures	(8)	(14)	(3)
Other operating income	11	16	21
Depreciation and amortisation	(98)	(110)	(116)
Impairment loss on financial assets	0	(88)	(8)
Other impairment charges	(4)	(226)	(131)
Operating profit/(loss)	494	(153)	630
Operating profit/(loss) analysed as:
Operating profit before System Fund and exceptional items	534	219	865
System Fund	(11)	(102)	(49)
Operating exceptional items	(29)	(270)	(186)
Operating profit/(loss)	494	(153)	630
Financial income	8	4	6
Financial expenses	(147)	(144)	(121)
Fair value gains on contingent purchase consideration	6	13	27
Profit/(loss) before tax	361	(280)	542
Tax	(96)	20	(156)
Profit/(loss) for the year from continuing operations	265	(260)	386
Attributable to:
Equity holders of the parent	266	(260)	385
Non-controlling interest	(1)		1
Profit loss from continuing operations	$ 265	$ (260)	$ 386
Earnings/(loss) per ordinary share:
Basic	$ 1.454	$ (1.429)	$ 2.104
Diluted	$ 1.446	$ (1.429)	$ 2.092